Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	Fuelstream INC
Entity Central Index Key	0001024920
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Amendment Description	This amendment is for the sole purpose of filing the XBRL financial report.
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012